Consolidated Statements of Cash Flows (Statement) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities
Net income (loss)	$ 107,045,000	$ (103,670,000)
Adjustments for:
Depreciation of property and equipment	5,811,000	5,121,000
Amortization of intangible assets	85,017,000	64,552,000
Amortization of contract assets	2,180,000	2,114,000
Share-based payments	53,180,000	10,407,000
Net finance costs	14,020,000	153,664,000
Loss (gain) on foreign currency exchange	(513,000)	18,918,000
Income tax expense	24,916,000	3,087,000
Write-down of inventory to net realizable value	0	513,000
Impairment on disposal of a subsidiary	0	338,000
Changes in non-cash working capital items	21,604,000	(2,281,000)
Interest paid	(14,351,000)	(43,788,000)
Income taxes paid	(32,052,000)	(14,223,000)
Cash flow from operating activities	266,857,000	94,752,000
Cash flow used in investing activities
Business acquisitions, net of cash acquired	(387,654,000)	(67,537,000)
Proceeds from the sale of a subsidiary, net of cash	0	19,045,000
Decrease (increase) in other non-current assets	10,525,000	(1,683,000)
Net decrease in advances to third parties	9,190,000	9,401,000
Acquisition of property and equipment	(5,728,000)	(3,395,000)
Acquisition of intangible assets	(21,441,000)	(14,448,000)
Cash flow used in investing activities	(395,108,000)	(58,617,000)
Cash flow from financing activities
Proceeds from loans and borrowings	300,000,000	110,000,000
Transaction costs related to loans and borrowings	(5,529,000)	(3,380,000)
Proceeds from exercise of stock options	8,994,000	0
Proceeds from issuance of shares	424,833,000	758,597,000
Transaction costs from issuance of shares	(15,709,000)	(42,966,000)
Repayment of loans and borrowings	(2,560,000)	(642,786,000)
Payment of lease liabilities	(2,594,000)	(2,439,000)
Dividend paid by subsidiary to non-controlling interest	(1,360,000)	(940,000)
Repayment of convertible debentures from shareholders	0	(93,384,000)
Cash flow from financing activities	706,075,000	82,702,000
Effect of movements in exchange rates on cash	(9,970,000)	1,813,000
Net increase in cash	567,854,000	120,650,000
Cash – Beginning of Year	180,722,000	60,072,000
Cash – End of Year	$ 748,576,000	$ 180,722,000